Loss Per Share (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Loss Per Share	At March 31, 2022 and 2021, the Company excluded the following potentially dilutive securities (in thousands):
	March 31,
	2022	2021
Stock Options	2,640	1,022
Warrants	21,357	21,357
Restricted Stock Units	1,460	798
At December 31, 2021 and 2020, the Company excluded the following potentially dilutive securities (in thousands):
	December 31,
	2021	2020
Stock Options	2,132	964
Warrants	21,357	2,638
Restricted Stock Units	604	340